UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Davide Leone and Partners Investment Company LLP
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Address:    102 Jermyn Street
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            London SW1Y 6EE
           --------------------------------------------------
            United Kingdom
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Andrew Wall
           --------------------------------------------------
Title:       Chief Operating Officer
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Phone:       +44 20 7096 6920
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew Wall                    London                  February 11, 2013
-----------------------------      -------------------     -----------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          8
                                               -------------

Form 13F Information Table Value Total:         $ 235,691
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE



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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
GOLDMAN SACHS GROUP INC   COM            38141G104   18,879   148,000 SH  CALL DEFINED    0                0      0    0
ISHARES TR                RUSSELL 2000   464287655   21,417   254,000 SH       DEFINED    0          254,000      0    0
ISHARES TR                RUSSELL 2000   464287655   43,255   513,000 SH  CALL DEFINED    0                0      0    0
JPMORGAN CHASE & CO       COM            46625H100   51,115 1,162,518 SH       DEFINED    0        1,162,518      0    0
KINROSS GOLD CORP         COM NO PAR     496902404   46,948 4,830,000 SH       DEFINED    0        4,830,000      0    0
MEAD JOHNSON NUTRITION CO COM            582839106   19,954   302,837 SH       DEFINED    0          302,837      0    0
MONSTER BEVERAGE CORP     COM            611740101   27,886   527,743 SH       DEFINED    0          527,743      0    0
SPRINT NEXTEL CORP        COM SER 1      852061100    6,237 1,100,000 SH       DEFINED    0        1,100,000      0    0

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